Accounts Receivable, Net (Details) - USD ($)	6 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Accounts Receivable [Abstract]
Credit period	180 days
Credit loss expense	$ (567,384)	$ 63,255
Accounts Receivable [Member]
Accounts Receivable [Abstract]
Credit loss expense	$ 865,015	$ 63,255